SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

21. SEGMENT INFORMATION

The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates.

The Group’s chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Group. The Group has two reportable segments: 1) K-12 schools, 2) CP&CE Programs. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, gross profit, operating expenses, other income (expense), income (loss) before income tax and non-controlling interests and total assets as follows.

For the year ended December 31, 2019

	K-12	CP&CE
(RMB in thousands)	Schools	Programs	Consolidated
	RMB	RMB	RMB
Net Revenues	313,747	270,162	583,909
Cost of revenues	(197,064)	(191,830)	(388,894)
GROSS PROFIT	116,683	78,332	195,015

OPERATING EXPENSES
Selling and marketing	(1,361)	(47,763)	(49,124)
General and administrative	(44,271)	(87,220)	(131,491)
Research and development	—	(245)	(245)
Impairment loss	—	(38,754)	(38,754)
Unallocated corporate expenses	—	—	(73,071)
Total operating expenses	(45,632)	(173,982)	(292,685)

OPERATING INCOME (LOSS)	71,051	(95,650)	(97,670)

OTHER INCOME
Interest income	1,412	1,150	2,562
Foreign exchange gain, net	—	25	25
Other (loss) income, net	(82)	2,950	2,868
Gain from deregistration of subsidiaries	—	562	562
Gain on sale of investment available for sale	1,043	—	1,043
Unallocated corporate other income	—	—	3,101
Total other income	2,373	4,687	10,161

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	73,424	(90,963)	(87,509)

Segment assets	345,427	466,162	811,589
Unallocated corporate assets	—	—	209,210
TOTAL ASSETS	345,427	466,162	1,020,799

For the year ended December 31, 2020

	K‑12	CP&CE
(RMB in thousands)	Schools	Programs	Consolidated
	RMB	RMB	RMB
Net Revenues	291,539	240,441	531,980
Cost of revenues	(188,628)	(198,862)	(387,490)
GROSS PROFIT	102,911	41,579	144,490

OPERATING EXPENSES
Selling and marketing	(1,471)	(46,533)	(48,004)
General and administrative	(44,288)	(78,995)	(123,283)
Research and development	(41)	(1,245)	(1,286)
Impairment loss	—	(36,699)	(36,699)
Unallocated corporate expenses	—	—	(59,768)
Total operating expenses	(45,800)	(163,472)	(269,040)

OPERATING INCOME (LOSS)	57,111	(121,893)	(124,550)

OTHER INCOME
Interest income	660	2,987	3,647
Foreign exchange gain, net	—	33	33
Other (loss) income, net	(105)	(3,440)	(3,545)
Gain from derecognition of liabilities	—	4,073	4,073
Loss from deregistration of subsidiaries	—	(22)	(22)
Gain on disposal of subsidiaries	—	752	752
Gain on the bargain purchase	—	40,273	40,273
Gain on sale of investment available for sale	2,988	—	2,988
Unallocated corporate other income	—	—	13,432
Total other income	3,543	44,656	61,631

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	60,654	(77,237)	(62,919)

Segment assets	407,157	448,256	855,413
Unallocated corporate assets	—	—	194,304
TOTAL ASSETS	407,157	448,256	1,049,717

For the year ended December 31, 2021

	K‑12	CP&CE
(RMB in thousands)	Schools	Programs	Consolidated
	RMB	RMB	RMB
Net Revenues	270,362	226,515	496,877
Cost of revenues	(172,489)	(167,069)	(339,558)
GROSS PROFIT	97,873	59,446	157,319

OPERATING EXPENSES
Selling and marketing	(997)	(52,166)	(53,163)
General and administrative	(35,628)	(69,545)	(105,173)
Research and development	—	(7,307)	(7,307)
Impairment loss	—	(10,525)	(10,525)
Unallocated corporate expenses	—	—	(74,306)
Total operating expenses	(36,625)	(139,543)	(250,474)

OPERATING INCOME (LOSS)	61,248	(80,097)	(93,155)

OTHER INCOME
Interest income	1,255	1,827	3,082
Foreign exchange loss, net	—	(34)	(34)
Other loss, net	(309)	(1,701)	(2,010)
Gain from deregistration of subsidiaries	—	1,325	1,325
Gain on disposal of subsidiaries	(781)	12,939	12,158
Gain on forgiven PPP loan	—	9,305	9,305
Gain on sale of investment available for sale	2,089	—	2,089
Unallocated corporate other income	—	—	10,136
Total other income	2,254	23,661	36,051

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	63,502	(56,436)	(57,104)

Segment assets	276,957	373,528	650,485
Unallocated corporate assets	—	—	319,677
TOTAL ASSETS	276,957	373,528	970,162

The following table summarizes the net revenues and long-lived assets for the years ended and as of December 31, 2019, 2020 and 2021 by geographic areas.

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net Revenues
PRC	503,180	411,805	383,343
U.S.	80,729	120,175	113,534
Total	583,909	531,980	496,877

Long-lived Assets
PRC	371,847	300,623	222,396
U.S.	168,146	179,560	157,066
Total	539,993	480,183	379,462

Net revenues are attributed to areas based on the location where the service is performed to the customers. Other than in PRC and the United States, the Group does not conduct business in any other individual country.

Long-lived assets represent property and equipment, land use rights, intangible assets, goodwill, operating and finance lease right-of-use assets for each geographic area.